Annual Total Returns[BarChart] - NVIT Investor Destinations Balanced Fund - Class II Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.88%	9.39%	13.42%	4.59%	(0.17%)	6.30%	11.13%	(4.85%)	15.34%	9.41%